Share-Based Compensation - Assumptions Used in Determining Fair Value & Early exercise of Stock Options (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	95.50%	87.10%	88.40%
Risk-free interest rate	1.20%	2.40%	2.00%
Expected term	6 years 22 days	5 years 6 months 26 days	5 years 9 months
Proceeds from unvested early exercised options recognized	$ 42,000		$ 76,000
Interest income	$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance at January 1, 2020	494,603
Vested	(144,233)		(504,266)
Unvested balance at September 30, 2020	350,370		494,603